SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Fair Value Measurements of Assets That are Measured at Fair Value on Nonrecurring Basis) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Fair Value, Measurements, Nonrecurring [Member] CNY	Dec. 31, 2014 Fair Value, Measurements, Nonrecurring [Member] Fair Value, Inputs, Level 2 [Member] CNY
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Property and equipment					137,750	137,750
Total gains (losses)	$ (1,592)	(9,877)	(6,984)	(7,649)	(9,877)